SIGNIFICANT COMMITMENTS AND AGREEMENTS - Capital expenditures (Details) - Dec. 31, 2019 € in Thousands, $ in Thousands, $ in Thousands, Rp in Billions	EUR (€)	HKD ($)	USD ($)	IDR (Rp)
Capital expenditures
Capital expenditures				Rp 10,648
Rupiah
Capital expenditures
Capital expenditures				9,412
USD
Capital expenditures
Capital expenditures			$ 87,780	1,219
Euro
Capital expenditures
Capital expenditures	€ 1,060			16
HKD
Capital expenditures
Capital expenditures		$ 770		Rp 1